Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (22,597)	$ (5,791)	$ (14,630)	$ (15,089)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	15	40
Stock-based compensation expense	106	9	134	125
Research and development expense to be settled in stock	3,421
Amortization of premium (accretion of discount) on short-term investments, net	21	199	303	98
Non-cash interest	30
Milestone payment settled with stock	1,410
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3,028)	58	(133)	95
Other long-term assets	31		(27)
Accounts payable	(541)	(685)	(94)	(1,121)
Accrued expenses	1,507	(657)	1,491	(922)
Net cash used in operating activities	(19,625)	(6,827)	(12,986)	(18,293)
Investing activities
Purchases of property and equipment	(3)	(15)	(14)	(32)
Purchases of marketable securities	(899)	(14,798)	(24,120)	(36,035)
Sales and maturities of marketable securities	8,850	26,155	39,655	53,690
Net cash provided by investing activities	7,948	11,342	15,670	17,623
Financing activities
Proceeds from the exercise of stock options	152
Net proceeds from the issuance of preferred stock	20,452
Proceeds on note payable, net	5,883
Deferred financing costs	(56)			(8)
Net cash provided by financing activities	26,431		2	(8)
Net increase (decrease) in cash and cash equivalents	14,754	4,515	2,686	(678)
Cash and cash equivalents at beginning of period	10,582	7,896	7,896	8,574
Cash and cash equivalents at end of period	25,336	12,411	10,582	7,896
Noncash financing activities
Accretion of preferred stock issuance costs		45	173	181
Fair value of preferred stock issued in the recapitalization, net of issuance costs	85,879
Accretion of dividends on preferred stock	5,595	5,379	10,651	9,850
Accretion of preferred stock investor rights/obligations		343	1,318	1,374
Fair value of warrants issued	$ 217